Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses [Abstract]
Accrued interest	$ 1,676	$ 578,456	$ 113,000
Consulting and professional fees	396,473	37,789
Franchise tax	50,000	33,176
Warranty reserve	272,187	529,129	89,430
Accrued payroll	221,917	417,977	289,406
Other	19,247	90,071
Accrued expenses, Total	$ 961,500	$ 1,686,598	$ 779,695